Long-Term Debt and Notes Payable (Details) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 13, 2023	Jun. 25, 2019	Jun. 30, 2024	Dec. 31, 2023	May 15, 2024	Jan. 15, 2024	Nov. 15, 2023	Nov. 14, 2023	Dec. 31, 2022
Long-Term Debt and Notes Payable (Details) [Line Items]
Payment exceed amount				$ 5,000,000
Borrower amount				1,000,000					$ 26,750,000
Borrower deposit				5,000,000
Deferred finance costs				1,093,318
Principal balance				$ 276,807,063
Percentage of interest				18.00%
Per warrant (in Dollars per share)				$ 1
Warrant issued (in Shares)				5,434,000
Share issued (in Shares)				90,000
Loss on extinguishment	$ 2,280,437
Maximum facility amount		$ 50,000,000
Letters of credit outstanding amount								$ 23,750,000	$ 702,600
Warrants exercise price (in Dollars per share)						$ 11.5
Warrants issued (in Shares)				4,094,250
Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount							$ 28,000,000
Debt service reserve account fund				$ 2,600,000
Prime interest				6.50%
Guaranty Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Interest expense				$ 56,422
Unamortized discount				1,036,895
Accrued interest				173,004
Seller Promissory Note [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount				$ 15,000,000
Prime interest				12.00%
Accrued interest				$ 277,397
Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount	$ 2,089,500			$ 5,434,000
Prime interest				15.00%
Unamortized discount				$ 1,135,131
Accrued interest				$ 158,801
Common stock price (in Dollars per share)				$ 11.5
Share issued (in Shares)	451,563
Promissory Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount							$ 28,000,000
Debt payment term, description			Payments of principal and interest will be due on the 15th day of each calendar month, beginning December 15, 2023, each in an amount equal to the Monthly Payment Amount (as defined in the Term Loan Agreement), except that the principal and interest payment due on the Maturity Date will be in the amount of the entire remaining principal amount of the Term Loan and all accrued but unpaid interest then outstanding. An additional one-time payment of principal is due on the date the annual financial report for the year ending December 31, 2024, is due to be delivered by Borrower to Lender in an amount that Excess Cash Flow (as defined in the Term Loan Agreement) exceeds the Debt Service Coverage Ratio (as defined in the Term Loan Agreement) of 1.35x as of the end of such quarter; provided that in no event shall the amount of the payment exceed $5,000,000.
Debt borrowing, description			The Borrower may elect to prepay all or a portion greater than $1,000,000 of the amounts owed prior to the Maturity Date. In addition to the foregoing, the Borrower is required to prepay the Term Loan with the net cash proceeds of certain dispositions and upon the decrease in value of collateral.
Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Borrower deposit			$ 5,000,000
Interest expense			$ 163,844
Percentage of interest			6.50%
Proceeds of the term loan			$ 2,600,000
Fund deposited			$ 500,000
Debt service reserve account, percentage			10.00%
Loan principal balance			$25,789,249
Principal balance				$ 276,807,063
Senior Secured Term Loan Agreement [Member] | First International Bank And Trust [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Fund deposited			$ 5,000,000
Senior Secured Term Loan Agreement [Member] | Promissory Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Unamortized discount			873,051	1,036,895
Accrued interest			$ 161,182.81	173,004
Seller Promissory Note [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Percentage of interest			18.00%
Seller Promissory Note [Member] | Promissory Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount			$ 15,000,000
Accrued interest			$ 2,132,336	$ 277,397
Seller Promissory Note [Member] | Promissory Notes [Member] | OpCo [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Prime interest					12.00%
Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Common stock price (in Dollars per share)				$ 11.5
Warrants price (in Dollars per share)			$ 1
Additional cash received			$ 450,000
Warrants issued			$ 450,000
Warrants exercise price (in Dollars per share)			$ 11.5
Warrants issued (in Shares)			5,884,000
Private Notes Payable [Member] | Promissory Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount				$ 5,434,000
Prime interest				15.00%
Unamortized discount			$ 1,310,912
Accrued interest			$ 144,221	$ 158,801
Class A Common Stock [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Per warrant (in Dollars per share)				$ 11.5
Share issued (in Shares)				10,000
Warrants exercise price (in Dollars per share)			$ 11.5
Class A Common Stock [Member] | Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Accrued interest	$ 168,271
Debt Service Reserve Account [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Borrower deposit				$ 2,600,000
Debt Service Reserve Account [Member] | Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Borrower deposit			$ 2,600,000